Supplemental Balance Sheet Information	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Balance Sheet Related Disclosures [Abstract]
Supplemental Balance Sheet Information
8.	Supplemental Balance Sheet Information
Prepaid and other current assets consisted of the following (in thousands):

	June 30, 2025	December 31, 2025
Vendor deposits	$34,906	$36,938
Prepaid expenses	10,859	10,220
Other	10,513	12,760

Prepaid and other current assets	$56,278	$59,918

Accrued expenses consisted of the following (in thousands):

	June 30, 2025	December 31, 2025
Accrued compensation	$20,363	$27,640
Accrued commissions	2,822	4,135
Accrued rebates	1,897	3,658
Accrued taxes	11,559	16,160
Accrued warranties	2,670	4,833
Accrued interest	4,967	1,428
Accrued purchases	5,233	12,009
Accrued legal and accounting fees	5,273	7,127
Accrued sponsor fees and expenses	11,040	13,021
Other accrued expenses	13,717	16,121

Accrued expenses	$79,541	$106,132

9.	Supplemental Balance Sheet Information
Prepaid and other current assets consists of the following (in thousands):

	Successor
	June 30,
	2024	2025
Vendor deposits	$12,739	$34,906
Prepaid expenses	8,851	10,859
Other	14,946	10,513

Total Prepaid and Other Current Assets	$36,536	$56,278

Accrued expenses consists of the following (in thousands):

	Successor
	June 30,
	2024	2025
Accrued compensation	$8,258	$20,363
Accrued commissions	2,924	2,822
Accrued rebates	2,495	1,897
Accrued taxes	5,132	11,559
Accrued warranty	1,171	2,670
Accrued interest	7,305	4,967
Accrued purchases	1,600	5,233
Accrued legal and accounting	812	5,273
Accrued sponsor fees and expenses	200	11,040
Other accrued expenses	5,163	13,717

Total Accrued Expenses	$35,060	$79,541